Financial Instruments (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Customers	Mar. 31, 2024 USD ($) Customers
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts | $	$ 1,137,551	$ 1,319,873
Credit risk [Member] | Two Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers		2
Percentage of the entity's accounts receivable		30.00%
Credit risk [Member] | Three Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers	3
Percentage of the entity's accounts receivable	60.00%
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	0.7408	0.738
Percentage of change in exchange rate	10.00%
Approximate change in net income/(loss) due to change in exchange rate | $	$ 370,000